SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
FOREIGN CURRENCIES
Foreign currency remeasurement and transaction gains (losses)	$ 300,000	$ (1,200,000)	$ (500,000)
CASH AND CASH EQUIVALENTS
Maximum original maturity period of investments classified as cash equivalents	3 months
RESTRICTED CASH AND CASH EQUIVALENTS
Restricted cash and cash equivalents	31,000,000	18,000,000
Restricted cash for collateral trusts	26,200,000
Number of collateral trusts	2
Restricted cash for potential insurance claims of captive insurance company	4,800,000
Restricted cash and cash equivalents from initial capitalization of captive company	2,000,000
Additional cash and cash equivalents restricted at the election of management for potential insurance claims	2,800,000
Other current assets	28,989,000	16,015,000
Other assets	2,000,000	2,000,000
PROPERTY, PLANT AND EQUIPMENT
Depreciation associated with abandonments	16,400,000	4,900,000	4,200,000
Number of idle mechanical highly mobile rigs decommissioned	4
Number of idle conventional rigs decommissioned	2
RENT REVENUES
Minimum rents	8,757,000	8,941,000	8,613,000
Overage and percentage rents	1,485,000	1,135,000	1,241,000
Fiscal Year
2013	7,530,000
2014	6,802,000
2015	5,579,000
2016	4,223,000
2017	3,326,000
Thereafter	7,306,000
Total	34,766,000
CAPITALIZATION OF INTEREST
Capitalized interest	12,900,000	8,200,000	6,400,000
DRILLING REVENUES
Reimbursements received	329,700,000	251,000,000	145,700,000
Cost and accumulated depreciation for real estate properties
Real estate properties	62,177,000	61,476,000
Accumulated depreciation	(40,882,000)	(39,665,000)
Real estate properties, Net	$ 21,295,000	$ 21,811,000
Minimum
RENT REVENUES
Lease term	1 year
Maximum
RENT REVENUES
Lease term	11 years
Contract drilling equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	4 years
Contract drilling equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	15 years
Real estate buildings and equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	10 years
Real estate buildings and equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	45 years
Other | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	2 years
Other | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	23 years